NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2014
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Testing services	290,881,289	335,790,689	358,837,352
Test preparation and training solutions	26,996,054	11,343,066	5,949,183
Other revenue	34,208,217	19,541,740	19,881,843
Net revenues	352,085,560	366,675,495	384,668,378